INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ 9,888,881	R$ (24,236,648)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ (3,362,220)	R$ 8,240,460
Tax rate	34.00%	34.00%
Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad	R$ 1,162,607	R$ 746,640
Equity method	30,724	(1,004)
Thin capitalisation	(364,176)	(252,808)
Credit related to Reintegra Program	3,615	3,367
Tax incentives applicable to income tax	3,886	3,925
Director bonus	(14,096)	(5,508)
Write-off of tax credits, donations, fines and other	(67,781)	29,997
Income and social contribution benefits (expenses) on the period	(2,607,441)	8,765,069
Income tax
Current	(148,847)	(57,006)
Deferred	(1,806,012)	6,486,044
Total income Tax	(1,954,859)	6,429,038
Social Contribution
Current	(6,816)	(823)
Deferred	(645,766)	2,336,854
Total Social Contribution	(652,582)	2,336,031
Income and social contribution benefits (expenses) on the period	R$ (2,607,441)	R$ 8,765,069
Effective rate of income and social contribution tax expenses	26.37%	36.16%